Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Limited Term New York Municipal Fund), Class A)	0 Months Ended
Apr. 02, 2012
(Oppenheimer Limited Term New York Municipal Fund) | Class A
Bar Chart Table:
Annual Return 2002	6.33%
Annual Return 2003	4.80%
Annual Return 2004	4.77%
Annual Return 2005	5.13%
Annual Return 2006	5.30%
Annual Return 2007	1.74%
Annual Return 2008	(10.18%)
Annual Return 2009	19.45%
Annual Return 2010	3.51%
Annual Return 2011	7.76%